Aggregate Annual Maturities of Long-Term Debt Outstanding (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
2015	¥ 1,015
2016	519
2017	349
2018	200
2019	75
Thereafter	5
Long-term debt, including current installments	¥ 2,163	¥ 2,693